Issued Capital and Reserves - Share Repurchase Program Authorized Amount (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	1 Months Ended																											3 Months Ended			4 Months Ended			5 Months Ended	6 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 EUR (€) € / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2023 EUR (€) € / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 EUR (€) € / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 EUR (€) € / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 EUR (€) € / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2023 EUR (€) € / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 EUR (€) € / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 EUR (€) € / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 EUR (€) € / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2022 EUR (€) € / shares shares	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2022 EUR (€) € / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 EUR (€) € / shares shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2022 EUR (€) € / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 EUR (€) shares	Mar. 17, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 EUR (€) shares	Mar. 22, 2023 EUR (€)	Oct. 10, 2022 USD ($)	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 EUR (€) shares
Disclosure of reserves within equity [line items]
Share repurchase program authorized amount										€ 500.0																	$ 1,500.0
Number of ADSs purchased (in shares) | shares	114,513	114,513	1,261,706	1,261,706	1,738,061	1,738,061	1,532,685	1,532,685	745,196	745,196	857,620	857,620	618,355	618,355	400,483	400,483	2,280,988	2,280,988	1,666,515	1,666,515	519,320	519,320	1,160,219	1,160,219	917,988	917,988		2,221,171	2,221,171		4,646,965	4,646,965			6,945,513	6,945,513
Average price paid per ADS (in dollar per share and euro per share) | (per share)	$ 112.22	€ 105.07	$ 105.07	€ 95.85	$ 107.92	€ 97.57	$ 108.92	€ 100.45	$ 128.49	€ 121.08	$ 138.05	€ 129.06	$ 142.26	€ 131.12	$ 136.37	€ 139.09	$ 135.95	€ 137.66	$ 149.08	€ 148.24	$ 162.03	€ 159.40	$ 140.82	€ 133.35	$ 151.76	€ 143.99
Net amount spend	$ 12.9	€ 12.0	$ 132.6	€ 120.9	$ 187.6	€ 169.6	$ 166.9	€ 154.0	$ 95.7	€ 90.2	$ 118.4	€ 110.7	$ 88.0	€ 81.1	$ 54.6	€ 55.7	$ 310.1	€ 314.0	$ 248.4	€ 247.0	$ 84.1	€ 82.8	$ 163.4	€ 154.7	$ 139.3	€ 132.2		$ 302.1	€ 282.0		$ 500.0	€ 456.5			$ 999.9	€ 986.4
Share Repurchase Program, Tranche One
Disclosure of reserves within equity [line items]
Share repurchase program authorized amount																																	€ 1,000.0	$ 1,000.0
Share Repurchase Program, Tranche Two
Disclosure of reserves within equity [line items]
Share repurchase program authorized amount																														$ 500.0			500.0
Share Repurchase Program 2023
Disclosure of reserves within equity [line items]
Share repurchase program authorized amount | €																																	€ 500.0